Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	As of December 31,
	2021	2022
Current accounts	175,741	146,611
Time deposits (with original maturities of three months or less)	104,274	220,986
Ship management client accounts	119	14
Restricted cash	2,112	675
Total	282,246	368,286